Basis of presentation - impairment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 1,589,000,000	€ 297,000,000	€ 219,000,000
Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0	0	0
Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Cash-generating units | Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.80%
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	15.40%
Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment losses and asset write-offs	€ (636,000,000)	(144,000,000)
Capitalised development expenditure
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures	949,000,000	147,000,000	103,000,000
Capitalised development expenditure | Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures	(949,000,000)	(153,000,000)
EMEA
Disclosure of information for cash-generating units [line items]
Impairment loss		262,000,000	142,000,000
EMEA | Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections				2.00%
Discount rate applied to cash flow projections				10.80%
EMEA | Cash-generating units | Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0
North America
Disclosure of information for cash-generating units [line items]
Impairment loss		16,000,000
APAC
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 11,000,000
APAC | Cash-generating units
Disclosure of information for cash-generating units [line items]
Margin rate reduction to reduce fair value of cash flows to carrying value		0.00%
LATAM
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 8,000,000	56,000,000
LATAM | Cash-generating units
Disclosure of information for cash-generating units [line items]
Margin rate reduction to reduce fair value of cash flows to carrying value	9000.00%
LATAM | Venezuelan Operations
Disclosure of information for cash-generating units [line items]
Impairment loss			€ 21,000,000
Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 1,376,000,000
Impairment and write-off of capitalized development expenditures	813,000,000
Impairment losses and asset write-offs	563,000,000
Rationalization of product portfolio plans | Unallocated items & eliminations
Disclosure of information for cash-generating units [line items]
Impairment loss	793,000,000
Rationalization of product portfolio plans | EMEA
Disclosure of information for cash-generating units [line items]
Impairment loss	435,000,000
Rationalization of product portfolio plans | Maserati
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 148,000,000